Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 5,436	$ 4,248
Marketable securities with related party	232	351
Prepaid expenses and other current assets	676	367
Total current assets	6,344	4,966
NON-CURRENT ASSETS:
Restricted deposits	298	301
Right-of-use asset	3,003	3,212
Property and equipment, net	2,509	2,344
Total non-current assets	5,810	5,857
Total Assets	12,154	10,823
CURRENT LIABILITIES:
Accounts payables and accruals	1,193	1,783
Other liabilities	186	193
Trade payables	452	154
Current lease liability	359	355
Total current liabilities	2,190	2,485
NON-CURRENT LIABILITIES
Long term lease liability	2,199	2,456
Total non-current liabilities	2,199	2,456
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares – no par value, Authorized 1,000,000,000 shares. Issued and outstanding 282,246,127 and 251,756,047 at June 30, 2024 and December 31, 2023, respectively
Additional paid in capital	82,276	76,058
Accumulated deficit	(74,511)	(70,176)
Total shareholders’ equity	7,765	5,882
Total liabilities and shareholders’ equity	$ 12,154	$ 10,823